INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Tax benefit computed at statutory rates	$ (10,972)	$ (6,920)	$ (29,262)
Effect of different tax rates in different jurisdictions	$ 6,108	(18,453)	$ 1,408
Gain on acquisition of TPSCo		(33,280)
Tax benefits for which deferred taxes were not recorded	$ 11,687	27,757	$ 20,139
Unrecognized tax expense (benefit)	(11,153)	412	298
Permanent differences and other, net	(7,948)	5,742	(1,971)
Income tax benefit	$ (12,278)	$ (24,742)	$ (9,388)